CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 10 – CONCENTRATIONS

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade accounts receivable and cash deposits.

The Company’s cash is held at major commercial banks, which may at times exceed the Federal Deposit Insurance Corporation (“FDIC”) limit. To date, the Company has not experienced any losses on its invested cash. As of March 31, 2025 and December 31, 2024, the Company recorded no cash in bank in excess of FDIC insured levels. In August 2024, the Company has entered into a deposit placement agreement for Insured Cash Sweep Service (“ICS”). This service is a secure, and convenient way to access FDIC protection on large deposits, earn a return, and enjoy flexibility. This will reduce the Company’s risk as it relates to uninsured FDIC amounts in excess of $250,000.

Geographic concentrations of sales

During the three months ended March 31, 2025, 21.3% of total sales were to a customer in Canada and 66.3% of total sales were to customers in the United States, respectively. During the three months ended March 31, 2024, 21.3% of total sales were to a customer in Canada and 78.7% of total sales were to customers in the United States.

Customer concentration

For the three months ended March 31, 2025, three customers accounted for approximately 94.4% of total sales (Mriya Aid 33.7%, Classic Custom 39.1% and JDET Advance Forensics 21.6%, respectively). For the three months ended March 31, 2024, three customers accounted for approximately 95.3% of total sales (Classic Custom 49.4%, Mriya Aid 21.0% and Florida Power & Light 24.8%, respectively).

SAFE PRO GROUP INC. AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE THREE MONTHS ENDED MARCH 31, 2025 AND 2024
(unaudited)

For the three months ended March 31, 2024, three customers accounted for approximately 95.3% of total sales (49.5%, 21.0% and 24.8%, respectively.

A reduction in sales from or the loss of such customers would have a material adverse effect on the Company’s results of operations and financial condition. On March 31, 2025, one customer accounted for 84.5% of the total accounts receivable balance. On March 31, 2024, one customer accounted for 79% of the total accounts receivable balance.

Supplier concentration

During the three months ended March 31, 2025, the Company purchased approximately 88.9% of its inventory from four suppliers (American Protection Works 10.0%, Avient Protective Materials 42.0%, Lincoln Fabrics 15.3% and Chatsuboo.net 21.7%. During the three months ended March 31, 2024, the Company purchased approximately 72.2% of its inventory from two suppliers, (Minelab Electronics 40.1% and Hextronics 42.1%.)

The loss of these suppliers may have a material adverse effect on the Company’s results of operations and financial condition. However, the Company believes that, if necessary, alternate vendors could supply similar products in adequate quantities to avoid material disruptions to operations.

NOTE 12 – CONCENTRATIONS

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of trade accounts receivable and cash deposits.

The Company’s cash is held at major commercial banks, which may at times exceed the Federal Deposit Insurance Corporation (“FDIC”) limit. In August 2024, the Company has entered into a deposit placement agreement for Insured Cash Sweep Service (“ICS”). This service is a secure, and convenient way to access FDIC protection on large deposits and earn a return. This service provides for deposits in excess of $250,000 to be distributed over multiple institutions, so that at any given time there are no sums in excess of FDIC insured levels. To date, the Company has not experienced any losses on its invested cash. As of December 31, 2024 and 2023, the Company had cash in bank in excess of FDIC insured levels of approximately $0 and $338,739, respectively.

Geographic concentrations of sales

The following table sets forth revenue as to each geographic location, for the years ended December 31, 2024 and 2023:

	December 31,
	2024		2023
USA	$1,750,668	80.7%	$609,366	66.4%
Europe	420,942	19.4%	-	-%
Asia & Pacific	(2,432)	(0.1)%	308,354	33.6%
	$2,169,178	100.0%	$917,720	100.0%

SAFE PRO GROUP INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

Customer concentration

For the year ended December 31, 2024, three customers accounted for approximately 87.6% of total sales (19.3%, 19.2% and 49.1%, respectively). For the year ended December 31, 2023, three customers accounted for approximately 80.5% of total sales (33.6%, 18.0% and 28.9%, respectively). Additionally, for the year ended December 31, 2023, 33.6% of Safe-Pro USA’s sales were made to the Bangladesh Ministry of the Defense.

On December 31, 2024, one customer accounted for 89.5% of the total accounts receivable. On December 31, 2023, two customers accounted for 100.0% of the total accounts receivable balance, (52% and 48%).

A reduction in sales from or the loss of such customers would have a material adverse effect on the Company’s results of operations and financial condition. Sales of Airborne Response are primarily seasonal based on weather conditions or patterns.

Supplier concentration

Suppliers:

The following table sets forth information regarding each supplier that accounted for 10% or more of the Company’s purchases for the years ended December 31, 2024 and 2023.

	December 31,		December 31,
	2024		2023

Barrday Corp	$2,590	0.3%	$54,399	25.3%
Industries Bitossi Inc.	$-	-	$67,631	31.5%
Minelab Electronics	$181,600	22.9%	$-	-
Southeast Drone Technologies	$101,750	12.8%	$-	-
Ideal Products Inc	$-	-	$4,512	2.1%

During the years ended December 31, 2024 and 2023, we purchased substantially all of our inventory and services from two suppliers, Minelab Electronics and Southeast Drone Technologies, for 12/31/2024, and Barrday Corp and Industries Bitossi, for 12/31/2023, see above. The loss of these suppliers may have a material adverse effect on our results of operations and financial condition. However, we believe that, if necessary, alternative vendors could supply similar products in adequate quantities to avoid material disruptions to operations.